Trading Activities - Gross Fair Values of Derivative Instruments of Futures and Forward Contracts Traded (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Futures Contracts [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	$ 2,203,401	$ 3,831,162
Total unrealized depreciation on open contracts	(827,990)	(2,431,726)
Net unrealized appreciation (depreciation) on open contracts	1,375,411	1,399,436
Futures Contracts [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	1,051,049	1,246,261
Total unrealized depreciation on open contracts	(756,615)	(1,548,907)
Net unrealized appreciation (depreciation) on open contracts	294,434	(302,646)
Futures Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	864,337	2,019,401
Total unrealized depreciation on open contracts	(385,917)	(937,845)
Futures Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	323,692	776,736
Total unrealized depreciation on open contracts	(226,494)	(762,145)
Futures Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	696,575	196,959
Total unrealized depreciation on open contracts	(263,755)	(421,360)
Futures Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	348,618	143,690
Total unrealized depreciation on open contracts	(140,355)	(170,907)
Futures Contracts [Member] | Currencies [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	202,478	1,206,216
Total unrealized depreciation on open contracts	(55,806)	(469,882)
Futures Contracts [Member] | Currencies [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	24,345	121,130
Total unrealized depreciation on open contracts	(144,708)	(10,967)
Futures Contracts [Member] | Interest Rates [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	440,011	408,586
Total unrealized depreciation on open contracts	(122,512)	(602,639)
Futures Contracts [Member] | Interest Rates [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	354,394	204,705
Total unrealized depreciation on open contracts	(245,058)	(604,888)
Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	1,069,028	1,168,919
Total unrealized depreciation on open contracts	(1,116,899)	(1,125,088)
Net unrealized appreciation (depreciation) on open contracts	(47,871)	43,831
Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	665,811	1,901,957
Total unrealized depreciation on open contracts	(730,361)	(1,988,889)
Net unrealized appreciation (depreciation) on open contracts	(64,550)	(86,932)
Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	370,551	740,942
Total unrealized depreciation on open contracts	(534,709)	(954,788)
Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	58,919	156,179
Total unrealized depreciation on open contracts	(293,032)	(366,155)
Forward Contracts [Member] | Currencies [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	698,477	427,977
Total unrealized depreciation on open contracts	(582,190)	(170,300)
Forward Contracts [Member] | Currencies [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	606,892	1,745,778
Total unrealized depreciation on open contracts	$ (437,329)	$ (1,622,734)